Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Income And Expenses [Abstract]
Part the Cloud research grant		$ 189	$ 22	$ 472	$ 754
Interest and other income	$ 35	12	45	44	51	$ 85
Interest expense		(98)	(366)	(236)	(346)	(9)
Change in fair value of derivative liability		(77)	(132)	(84)	(71)
Change in fair value of grant liability	(453)	(21)	(464)	(51)	(100)	(164)
Change in convertible preferred stockwarrant liability	(641)		(641)
Gain on extinguishment of convertiblenotes			199
Total other income (expense), net	$ (1,059)	$ 5	$ (1,337)	$ 145	$ 288	$ (88)